Deferred revenue, current and non-current (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	June 30, 2013	December 31, 2012
Hires collected in advance	$1,227	$1,157
Deferred revenue from lubricants	328	378
Total	$1,555	$1,535
Less current portion	$(1,334)	$(1,264)
Non-current portion	$221	$271